Segments - Summary of segments banking (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net interest income	€ 8,331	€ 7,290
Net fee and commission income	2,514	2,216
– of which revaluations and trading income	599	2,773
– of which Regulatory expenses	402	439
Addition to loan loss provisions	625	612
Total expenses	6,930	6,846
Result before tax	4,738	5,558
Taxation	1,434	1,516
Non-controlling interests	120	127
Net result	3,184	3,915
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Taxation	120	(279)
Net result	319	(786)
Segments banking activities
Disclosure of operating segments [line items]
Net result	3,184	3,915
Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	8,181	7,159
Net fee and commission income	2,514	2,216
Total investment and other income	1,412	1,965
– of which share of result from associates and joint ventures	124	85
– of which revaluations and trading income	1,188	1,839
Total revenue	12,107	11,339
Operating expenses	6,305	6,234
– of which Regulatory expenses	402	439
Addition to loan loss provisions	625	612
Total expenses	6,930	6,846
Result before tax	5,177	4,493
Taxation	1,554	1,237
Non-controlling interests	120	127
Net result	3,503	3,130
Segments banking activities | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(319)	786
Retail Netherlands [Member] | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,293	1,029
Retail Netherlands [Member] | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,919	1,508
Net fee and commission income	593	540
Total investment and other income	248	403
– of which share of result from associates and joint ventures	28	(4)
– of which revaluations and trading income	189	383
Total revenue	2,759	2,451
Operating expenses	973	981
Addition to loan loss provisions	39	72
Total expenses	1,012	1,054
Result before tax	1,747	1,398
Taxation	455	369
Net result	1,293	1,029
Retail Belgium | Segments banking activities
Disclosure of operating segments [line items]
Net result	267	164
Retail Belgium | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	940	886
Net fee and commission income	385	339
Total investment and other income	90	73
– of which share of result from associates and joint ventures	14	75
– of which revaluations and trading income	64	48
Total revenue	1,414	1,298
Operating expenses	915	995
– of which Regulatory expenses	177	226
Addition to loan loss provisions	131	76
Total expenses	1,046	1,072
Result before tax	368	226
Taxation	101	62
Non-controlling interests	0	0
Net result	267	164
Retail Germany | Segments banking activities
Disclosure of operating segments [line items]
Net result	516	450
Retail Germany | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,245	1,215
Net fee and commission income	307	287
Total investment and other income	(14)	(77)
– of which revaluations and trading income	(25)	(84)
Total revenue	1,538	1,425
Operating expenses	700	680
– of which Regulatory expenses	(3)	25
Addition to loan loss provisions	78	77
Total expenses	777	758
Result before tax	760	667
Taxation	244	216
Non-controlling interests	1	1
Net result	516	450
Retail Other | Segments banking activities
Disclosure of operating segments [line items]
Net result	536	546
Retail Other | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,157	1,929
Net fee and commission income	457	356
Total investment and other income	83	164
– of which share of result from associates and joint ventures	3	5
– of which revaluations and trading income	22	148
Total revenue	2,697	2,449
Operating expenses	1,563	1,436
– of which Regulatory expenses	157	136
Addition to loan loss provisions	158	159
Total expenses	1,721	1,595
Result before tax	977	854
Taxation	340	202
Non-controlling interests	101	106
Net result	536	546
Wholesale Banking | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(319)	786
Wholesale Banking | Segments banking activities
Disclosure of operating segments [line items]
Net result	778	1,748
Wholesale Banking | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,768	1,412
Net fee and commission income	772	696
Total investment and other income	1,073	1,344
– of which share of result from associates and joint ventures	12	(58)
– of which revaluations and trading income	1,054	1,340
Total revenue	3,614	3,452
Operating expenses	1,886	1,901
– of which Regulatory expenses	70	51
Addition to loan loss provisions	204	227
Total expenses	2,091	2,128
Result before tax	1,523	1,324
Taxation	407	342
Non-controlling interests	18	19
Net result	1,097	962
Wholesale Banking | Segments banking activities | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(319)	786
Corporate Line | Segments banking activities
Disclosure of operating segments [line items]
Net result	(206)	(21)
Corporate Line | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	152	209
Net fee and commission income	(1)	(2)
Total investment and other income	(67)	57
– of which share of result from associates and joint ventures	67	66
– of which revaluations and trading income	(116)	3
Total revenue	84	265
Operating expenses	268	239
– of which Regulatory expenses	1	0
Addition to loan loss provisions	15	0
Total expenses	283	240
Result before tax	(199)	25
Taxation	8	45
Non-controlling interests	0
Net result	€ (206)	€ (21)